Stock Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, beginning of year		20,909	48,097	70,616
Granted		0	0	0
Exercised	(20,909)	(20,909)	0	0
Forfeited or expired		0	(27,188)	(22,519)
Outstanding, end of year		0	20,909	48,097
Outstanding, end of year		0	20,909	46,725
Weighted average Exercise Price
Outstanding, beginning of period		$ 14.20	$ 18.59	$ 19.12
Granted		0.00	0.00	0.00
Exercised	$ 14.20	14.20	0.00	0.00
Forfeited or expired		0.00	21.20	20.24
Outstanding, end of year		0.00	14.20	18.59
Exercisable, end of year		$ 0.00	$ 14.20	$ 18.72
Weighted Average Contractual Term (in years)
Outstanding, end of year		0 years	8 months 23 days	11 months 27 days
Exercisable, end of year		0 years	8 months 23 days	11 months 19 days
Aggregate Intrinsic Value
Outstanding, end of year		$ 0	$ 120,242	$ 49,842
Exercisable, end of year		$ 0	$ 120,242	$ 46,874